Annual Total Returns- Thrivent Money Market Fund (Class S) [BarChart] - Class S - Thrivent Money Market Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.42%	1.51%	1.88%	0.32%